Right of Use Assets - Lease - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended
	Nov. 01, 2019	Sep. 04, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Apr. 02, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Repayment of lease liabilities			$ 6,299		$ 10,243
Right-of-use asset							$ 442,684
Lease liability							$ 442,684
Toronto Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease term	18 months
Right of use asset amortization					11,330
Interest expenses on lease					8,165
Repayment of lease liabilities					8,649
Chapel Hill Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset amortization					21,420
Interest expenses on lease					6,457
Lease term		62 months
Lease rent		$ 8,320
Repayment of lease liabilities					$ 1,594